Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	THREE FORKS, INC.
Entity Central Index Key	0001548082
Entity Filer Category	Smaller Reporting Company